Note 11 - Accrued Liabilities (Tables)	12 Months Ended
Jan. 31, 2017
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	January 31, 2017	January 31, 2016
Accrued compensation and benefits	14,786	10,700
Accrued professional fees	864	1,211
Other accrued liabilities	7,597	4,933
	23,247	16,844